Related Party Transactions (Details) - Dr. Niklason, President, CEO and member of board of directors - Humacyte, Inc. - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Aggregate amount		$ 2.5
Payments made	$ 0.3		$ 0.0	$ 0.5	$ 0.4